INCOME TAX - Effect of the current and deferred taxes in each component of other comprehensive income in equity - Additional information (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flow hedges [member]
Disclosure of income tax [line items]
Changes in the fair value other accounts receivable	$ (211,534)	$ 184,902	$ (258,982)